Average Annual Total Returns{- Fidelity® Series International Growth Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-12 - Fidelity® Series International Growth Fund	Fidelity Series International Growth Fund-Default Return Before Taxes Past 1 year	Fidelity Series International Growth Fund-Default Return Before Taxes Past 5 years	Fidelity Series International Growth Fund-Default Return Before Taxes Past 10 years	Fidelity Series International Growth Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series International Growth Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series International Growth Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series International Growth Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series International Growth Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series International Growth Fund-Default After Taxes on Distributions and Sales Past 10 years	MS270 Past 1 year	MS270 Past 5 years	MS270 Past 10 years
Total	35.56%	9.63%	8.95%	34.26%	8.60%	8.31%	21.70%	7.43%	7.24%	28.14%	7.89%	7.09%